Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Gloassary tab in the Monthly Investor Report section: 'http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB4	$850,000,000	N/A	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	9/23/2019	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	9/23/2019	2.200%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2/5/2020	1.875%	Fixed
Total			$26,372,185,000

OSFI Covered Bond Limit			$43,487,219,280

Weighted average maturity of Outstanding Covered Bonds (months)				39.86
Weighted average remaining term of Loans in Cover Pool (months)				24.11

Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB4		Aaa	AAA	AAA
CB5		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB9		Aaa	AAA	AAA
CB10		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB12		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA
CB16		Aaa	AAA	AAA
CB17		Aaa	AAA	AAA
CB18		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon

(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG.

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating

a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$26,372,185,000

A = lower of (i) LTV Adjusted True Balance, and	$33,378,457,204	A (i)	$35,890,753,978
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$33,378,457,204
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$522,206,664
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$32,856,250,540

Valuation Calculation

Trading Value of Covered Bonds	$30,010,627,114

A = LTV Adjusted Present Value	$36,046,873,740	Weighted Average Effective Yield
		of Performing Eligible Loans:	2.60%
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$36,046,873,740

Intercompany Loan Balance

Guarantee Loan	$28,519,363,669
Demand Loan	$7,338,338,806
Total	$35,857,702,475

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
February 27, 2015	$378,032	0.01%

Cover Pool Flow of Funds

	27-Feb-2015		30-Jan-2015
Cash Inflows
Principal Receipts	$592,570,626		$598,434,223
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$80,464,697		$94,833,247
Swap receipts	$71,356,713	(1)	$89,394,166	(2)
Cash Outflows
Swap payment	($80,464,697)	(1)	($94,833,247)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($71,213,999)	(1)	($89,215,378)	(2)
Intercompany Loan principal	($592,570,626)	(1)	($598,434,223)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$142,713		$178,788

(1) Cash settlement to occur on March 17, 2015
(2) Cash settlement occurred on February 17, 2015

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Cover Pool Summary Statistics

Previous Month Ending Balance	$36,489,055,366
Current Month Ending Balance	$35,896,106,709
Number of Mortgages in Pool	236,819
Average Mortgage Size	$151,576
Number of Properties	186,421
Number of Borrowers	180,795
	Original(1)	Indexed(2)
Weighted Average LTV - Authorized	70.28%	60.10%
Weighted Average LTV - Drawn	61.55%	52.77%
Weighted Average LTV - Original Authorized	73.26%
Weighted Average Mortgage Rate	2.88%
Weighted Average Seasoning (Months)	30.35
Weighted Average Original Term (Months)	54.45
Weighted Average Remaining Term (Months)	24.11

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	236,397	99.82	$35,826,828,655	99.81
30 to 59 days past due	167	0.07	$27,530,159	0.08
60 to 89 days past due	77	0.03	$11,681,713	0.03
90 or more days past due	178	0.08	$30,066,181	0.08
Total	236,819	100.00	$35,896,106,709	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	33,221	14.03	$5,783,905,796	16.11
British Columbia	52,872	22.33	$10,588,207,512	29.50
Manitoba	10,093	4.26	$1,123,494,851	3.13
New Brunswick	3,557	1.50	$274,457,930	0.76
Newfoundland and Labrador	2,474	1.04	$252,220,820	0.70
Northwest Territories	61	0.03	$8,730,527	0.02
Nova Scotia	6,550	2.77	$595,288,427	1.66
Nunavut	2	0.00	$83,154	0.00
Ontario	90,726	38.31	$13,575,112,603	37.82
Prince Edward Island	758	0.32	$62,351,546	0.17
Quebec	27,461	11.60	$2,441,318,283	6.80
Saskatchewan	8,793	3.71	$1,146,626,212	3.19
Yukon	251	0.11	$44,309,049	0.12
Total	236,819	100.00	$35,896,106,709	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	109	0.05	$13,010,010	0.04
499 and below	614	0.26	$86,393,211	0.24
500 - 539	504	0.21	$75,028,279	0.21
540 - 559	480	0.20	$70,060,587	0.20
560 - 579	677	0.29	$109,802,837	0.31
580 - 599	1,087	0.46	$169,531,115	0.47
600 - 619	1,780	0.75	$279,529,625	0.78
620 - 639	3,047	1.29	$496,631,767	1.38
640 - 659	5,018	2.12	$810,248,874	2.26
660 - 679	7,600	3.21	$1,251,616,306	3.49
680 - 699	10,608	4.48	$1,727,607,560	4.81
700 - 719	13,350	5.64	$2,124,043,001	5.92
720 - 739	15,081	6.37	$2,420,619,763	6.74
740 - 759	15,929	6.73	$2,543,757,527	7.09
760 - 779	17,454	7.37	$2,807,017,244	7.82
780 - 799	19,455	8.22	$3,113,058,062	8.67
800 and above	124,026	52.37	$17,798,150,943	49.58
Total	236,819	100.00	$35,896,106,709	100.00

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	159,104	67.18	$22,832,004,322	63.61
Variable	77,715	32.82	$13,064,102,387	36.39
Total	236,819	100.00	$35,896,106,709	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	52,709	22.26	$8,863,499,459	24.69
Homeline Mortgage Segment	184,110	77.74	$27,032,607,250	75.31
Total	236,819	100.00	$35,896,106,709	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	23,206	9.80	$3,701,519,409	10.31
Owner Occupied	213,613	90.20	$32,194,587,300	89.69
Total	236,819	100.00	$35,896,106,709	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	4,029	1.70	$1,071,467,538	2.98
2.0000% - 2.4999%	51,409	21.71	$9,146,683,686	25.48
2.5000% - 2.9999%	94,673	39.98	$14,580,462,076	40.62
3.0000% - 3.4999%	42,031	17.75	$5,679,538,363	15.82
3.5000% - 3.9999%	36,404	15.37	$4,600,875,865	12.82
4.0000% - 4.4999%	5,411	2.28	$545,428,616	1.52
4.5000% - 4.9999%	941	0.40	$88,535,158	0.25
5.0000% - 5.4999%	564	0.24	$56,482,514	0.16
5.5000% - 5.9999%	580	0.24	$48,597,708	0.14
6.0000% - 6.4999%	762	0.32	$76,737,538	0.21
6.5000% - 6.9999%	11	0.00	$1,054,830	0.00
7.0000% and above	4	0.00	$242,817	0.00
Total	236,819	100.00	$35,896,106,709	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	63,764	26.93	$9,176,008,246	25.56
12.00 - 23.99	74,760	31.57	$11,204,141,645	31.21
24.00 - 35.99	37,398	15.79	$5,527,501,549	15.40
36.00 - 47.99	34,278	14.47	$5,742,006,926	16.00
48.00 - 59.99	23,934	10.11	$3,833,935,282	10.68
60.00 - 71.99	2,042	0.86	$310,561,842	0.87
72.00 - 83.99	240	0.10	$28,298,876	0.08
84.00 and above	403	0.17	$73,652,343	0.21
Total	236,819	100.00	$35,896,106,709	100.00

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	104,212	44.00	$5,382,164,600	14.99
100,000 - 149,999	42,143	17.80	$5,227,883,869	14.56
150,000 - 199,999	30,699	12.96	$5,328,316,480	14.84
200,000 - 249,999	20,676	8.73	$4,621,325,566	12.87
250,000 - 299,999	13,735	5.80	$3,750,275,181	10.45
300,000 - 349,999	8,452	3.57	$2,732,601,928	7.61
350,000 - 399,999	5,318	2.25	$1,984,543,065	5.53
400,000 - 449,999	3,340	1.41	$1,413,825,409	3.94
450,000 - 499,999	2,327	0.98	$1,101,137,371	3.07
500,000 - 549,999	1,499	0.63	$784,141,875	2.18
550,000 - 599,999	1,010	0.43	$578,756,460	1.61
600,000 - 649,999	719	0.30	$448,757,204	1.25
650,000 - 699,999	522	0.22	$351,144,033	0.98
700,000 - 749,999	346	0.15	$250,270,438	0.70
750,000 - 799,999	273	0.12	$211,351,012	0.59
800,000 - 849,999	255	0.11	$210,099,625	0.59
850,000 - 899,999	207	0.09	$181,223,591	0.50
900,000 - 949,999	215	0.09	$199,078,903	0.55
950,000 - 999,999	128	0.05	$124,487,069	0.35
1,000,000 and above	743	0.31	$1,014,723,030	2.83
Total	236,819	100.00	$35,896,106,709	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	24,861	10.50	$3,718,341,918	10.36
Detached	184,236	77.80	$27,986,600,120	77.97
Duplex	4,207	1.78	$621,364,811	1.73
Fourplex	952	0.40	$166,898,297	0.46
Other	854	0.36	$123,543,419	0.34
Row (Townhouse)	11,731	4.95	$1,811,094,415	5.05
Semi-detached	9,106	3.85	$1,341,541,604	3.74
Triplex	872	0.37	$126,722,124	0.35
Total	236,819	100.00	$35,896,106,709	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	13,029	6.99	$636,192,718	1.77
20.01 - 25.00	3,931	2.11	$382,275,887	1.06
25.01 - 30.00	4,457	2.39	$524,797,648	1.46
30.01 - 35.00	5,383	2.89	$729,743,853	2.03
35.01 - 40.00	6,106	3.28	$932,474,974	2.60
40.01 - 45.00	8,693	4.66	$1,419,259,161	3.95
45.01 - 50.00	13,117	7.04	$2,284,680,428	6.36
50.01 - 55.00	17,600	9.44	$3,349,233,806	9.33
55.01 - 60.00	20,912	11.22	$4,467,822,654	12.45
60.01 - 65.00	26,992	14.48	$5,786,525,232	16.12
65.01 - 70.00	26,614	14.28	$6,150,945,919	17.14
70.01 - 75.00	24,934	13.38	$5,960,989,727	16.61
75.01 - 80.00	12,116	6.50	$2,672,306,746	7.44
> 80.00	2,537	1.36	$598,857,956	1.67
Total	186,421	100.00	$35,896,106,709	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	24,094	12.92	$1,438,416,185	4.01
20.01 - 25.00	9,103	4.88	$992,846,700	2.77
25.01 - 30.00	10,013	5.37	$1,314,294,621	3.66
30.01 - 35.00	11,160	5.99	$1,721,257,492	4.80
35.01 - 40.00	11,943	6.41	$2,053,404,939	5.72
40.01 - 45.00	13,353	7.16	$2,568,550,280	7.16
45.01 - 50.00	15,410	8.27	$3,233,413,938	9.01
50.01 - 55.00	17,466	9.37	$4,054,129,370	11.29
55.01 - 60.00	19,328	10.37	$4,711,053,473	13.12
60.01 - 65.00	19,499	10.46	$4,860,592,178	13.54
65.01 - 70.00	17,611	9.45	$4,557,434,133	12.70
70.01 - 75.00	12,343	6.62	$3,145,400,850	8.76
75.01 - 80.00	4,495	2.41	$1,095,096,836	3.05
> 80.00	603	0.32	$150,215,715	0.42
Total	186,421	100.00	$35,896,106,709	100.00

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$175,109,158	$139,438	$0	$0	$175,248,596
	20.01 - 25.00	$125,854,844	$228,365	$0	$0	$126,083,210
	25.01 - 30.00	$182,371,822	$0	$0	$0	$182,371,822
	30.01 - 35.00	$221,627,043	$0	$0	$0	$221,627,043
	35.01 - 40.00	$269,145,949	$179,686	$137,517	$0	$269,463,151
	40.01 - 45.00	$343,809,772	$91,579	$0	$950,830	$344,852,181
	45.01 - 50.00	$437,254,779	$72,977	$0	$326,563	$437,654,320
	50.01 - 55.00	$559,170,149	$692,713	$554,628	$238,945	$560,656,435
	55.01 - 60.00	$781,819,491	$129,804	$0	$725,166	$782,674,461
	60.01 - 65.00	$1,004,882,728	$271,854	$136,943	$751,680	$1,006,043,204
	65.01 - 70.00	$995,666,783	$1,440,536	$232,592	$710,823	$998,050,734
	70.01 - 75.00	$522,043,456	$172,925	$304,143	$76,422	$522,596,947
	75.01 - 80.00	$144,048,935	$0	$0	$160,632	$144,209,567
	> 80.00	$12,374,126	$0	$0	$0	$12,374,126
Total Alberta		$5,775,179,034	$3,419,877	$1,365,824	$3,941,061	$5,783,905,796

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$455,814,349	$0	$0	$26,926	$455,841,275
	20.01 - 25.00	$310,156,868	$140,446	$132,011	$0	$310,429,325
	25.01 - 30.00	$404,572,595	$0	$163,777	$136,049	$404,872,421
	30.01 - 35.00	$541,385,364	$114,499	$839,047	$151,806	$542,490,716
	35.01 - 40.00	$657,567,777	$375,482	$409,687	$97,473	$658,450,418
	40.01 - 45.00	$821,775,823	$1,035,495	$0	$640,858	$823,452,175
	45.01 - 50.00	$1,009,236,232	$770,538	$0	$1,925,864	$1,011,932,635
	50.01 - 55.00	$1,262,444,767	$2,799,177	$539,791	$2,594,413	$1,268,378,147
	55.01 - 60.00	$1,423,955,627	$1,393,518	$436,392	$1,401,912	$1,427,187,449
	60.01 - 65.00	$1,412,937,210	$906,991	$654,119	$3,036,104	$1,417,534,424
	65.01 - 70.00	$1,269,680,564	$1,023,309	$268,832	$1,669,036	$1,272,641,740
	70.01 - 75.00	$753,755,018	$800,371	$150,248	$958,214	$755,663,852
	75.01 - 80.00	$200,936,674	$148,467	$0	$229,822	$201,314,962
	> 80.00	$38,017,972	$0	$0	$0	$38,017,972
Total British Columbia		$10,562,236,841	$9,508,292	$3,593,903	$12,868,476	$10,588,207,512

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$31,792,242	$0	$0	$0	$31,792,242
	20.01 - 25.00	$23,291,020	$0	$0	$0	$23,291,020
	25.01 - 30.00	$28,577,901	$70,260	$0	$0	$28,648,161
	30.01 - 35.00	$38,684,716	$0	$0	$0	$38,684,716
	35.01 - 40.00	$46,900,942	$114,351	$188,659	$98,939	$47,302,891
	40.01 - 45.00	$53,822,749	$0	$0	$0	$53,822,749
	45.01 - 50.00	$74,704,535	$0	$0	$0	$74,704,535
	50.01 - 55.00	$103,340,334	$149,767	$67,676	$461,886	$104,019,663
	55.01 - 60.00	$117,837,605	$227,919	$0	$166,000	$118,231,525
	60.01 - 65.00	$156,757,033	$0	$87,483	$0	$156,844,516
	65.01 - 70.00	$181,263,104	$107,624	$335,400	$0	$181,706,128
	70.01 - 75.00	$169,360,534	$0	$0	$82,464	$169,442,998
	75.01 - 80.00	$91,097,082	$0	$0	$143,739	$91,240,821
	> 80.00	$3,762,886	$0	$0	$0	$3,762,886
Total Manitoba		$1,121,192,683	$669,922	$679,218	$953,029	$1,123,494,851

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$9,747,758	$17,243	$36,122	$0	$9,801,123
	20.01 - 25.00	$7,439,415	$0	$0	$0	$7,439,415
	25.01 - 30.00	$8,448,759	$0	$0	$0	$8,448,759
	30.01 - 35.00	$8,419,804	$139,491	$131,640	$0	$8,690,935
	35.01 - 40.00	$10,521,427	$232,826	$0	$0	$10,754,252
	40.01 - 45.00	$15,826,650	$59,889	$0	$128,920	$16,015,459
	45.01 - 50.00	$22,594,497	$79,233	$0	$57,813	$22,731,543
	50.01 - 55.00	$32,073,046	$0	$130,649	$0	$32,203,695
	55.01 - 60.00	$38,095,537	$170,694	$0	$351,457	$38,617,687
	60.01 - 65.00	$47,943,116	$57,215	$0	$472,141	$48,472,472
	65.01 - 70.00	$48,135,238	$407,083	$0	$146,942	$48,689,264
	70.01 - 75.00	$19,186,158	$293,553	$0	$62,290	$19,542,001
	75.01 - 80.00	$2,733,051	$0	$0	$0	$2,733,051
	> 80.00	$318,274	$0	$0	$0	$318,274
Total New Brunswick		$271,482,730	$1,457,227	$298,411	$1,219,562	$274,457,930

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$11,040,291	$0	$0	$0	$11,040,291
Labrador	20.01 - 25.00	$5,327,537	$0	$0	$0	$5,327,537
	25.01 - 30.00	$6,129,705	$0	$0	$0	$6,129,705
	30.01 - 35.00	$8,240,356	$0	$0	$0	$8,240,356
	35.01 - 40.00	$10,908,414	$0	$0	$0	$10,908,414
	40.01 - 45.00	$13,791,957	$0	$0	$0	$13,791,957
	45.01 - 50.00	$21,333,620	$0	$0	$0	$21,333,620
	50.01 - 55.00	$24,452,621	$355,001	$0	$0	$24,807,622
	55.01 - 60.00	$32,419,047	$0	$0	$47,202	$32,466,249
	60.01 - 65.00	$47,537,136	$0	$0	$87,834	$47,624,971
	65.01 - 70.00	$45,867,845	$0	$0	$337,166	$46,205,011
	70.01 - 75.00	$20,917,568	$191,847	$0	$0	$21,109,415
	75.01 - 80.00	$3,068,430	$0	$0	$0	$3,068,430
	> 80.00	$167,245	$0	$0	$0	$167,245
Total Newfoundland and Labrador		$251,201,771	$546,848	$0	$472,202	$252,220,820

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$165,662	$0	$0	$0	$165,662
Territories	20.01 - 25.00	$236,393	$0	$0	$0	$236,393
	25.01 - 30.00	$496,578	$0	$0	$0	$496,578
	30.01 - 35.00	$1,015,904	$0	$0	$0	$1,015,904
	35.01 - 40.00	$570,766	$0	$0	$0	$570,766
	40.01 - 45.00	$1,102,812	$0	$0	$0	$1,102,812
	45.01 - 50.00	$837,259	$0	$0	$0	$837,259
	50.01 - 55.00	$504,801	$221,600	$0	$0	$726,401
	55.01 - 60.00	$667,074	$0	$0	$0	$667,074
	60.01 - 65.00	$1,207,009	$0	$0	$0	$1,207,009
	65.01 - 70.00	$1,131,335	$0	$0	$0	$1,131,335
	70.01 - 75.00	$234,950	$0	$0	$0	$234,950
	75.01 - 80.00	$338,384	$0	$0	$0	$338,384
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$8,508,927	$221,600	$0	$0	$8,730,527

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$21,578,227	$0	$0	$13,002	$21,591,229
	20.01 - 25.00	$12,664,754	$0	$0	$0	$12,664,754
	25.01 - 30.00	$20,217,471	$71,170	$0	$0	$20,288,641
	30.01 - 35.00	$22,776,105	$0	$17,966	$75,487	$22,869,558
	35.01 - 40.00	$27,170,515	$107,717	$0	$186,614	$27,464,846
	40.01 - 45.00	$29,602,592	$0	$0	$343,432	$29,946,024
	45.01 - 50.00	$36,066,815	$42,950	$0	$0	$36,109,765
	50.01 - 55.00	$53,242,049	$108,066	$189,477	$102,668	$53,642,259
	55.01 - 60.00	$64,159,825	$0	$55,493	$0	$64,215,318
	60.01 - 65.00	$79,090,313	$31,109	$0	$86,345	$79,207,767
	65.01 - 70.00	$94,126,108	$0	$228,127	$0	$94,354,236
	70.01 - 75.00	$72,465,127	$158,831	$0	$200,395	$72,824,352
	75.01 - 80.00	$46,155,388	$0	$0	$251,751	$46,407,139
	> 80.00	$13,443,066	$259,472	$0	$0	$13,702,539
Total Nova Scotia		$592,758,356	$779,315	$491,063	$1,259,692	$595,288,427

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$83,154	$0	$0	$0	$83,154
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$83,154	$0	$0	$0	$83,154

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$622,767,288	$213,875	$198,463	$114,670	$623,294,296
	20.01 - 25.00	$431,504,780	$0	$0	$119,679	$431,624,459
	25.01 - 30.00	$561,377,664	$710,969	$0	$63,776	$562,152,409
	30.01 - 35.00	$743,776,594	$1,103,912	$69,561	$0	$744,950,067
	35.01 - 40.00	$863,453,299	$547,754	$471,026	$540,270	$865,012,349
	40.01 - 45.00	$1,069,540,118	$600,702	$121,110	$144,860	$1,070,406,790
	45.01 - 50.00	$1,350,419,485	$1,009,278	$436,796	$660,210	$1,352,525,769
	50.01 - 55.00	$1,672,148,980	$1,193,613	$733,792	$67,268	$1,674,143,654
	55.01 - 60.00	$1,838,866,345	$1,735,182	$151,382	$1,352,912	$1,842,105,820
	60.01 - 65.00	$1,599,414,059	$454,463	$1,052,246	$599,130	$1,601,519,897
	65.01 - 70.00	$1,371,942,472	$905,540	$0	$1,572,116	$1,374,420,128
	70.01 - 75.00	$1,101,136,472	$903,997	$442,684	$726,186	$1,103,209,338
	75.01 - 80.00	$316,683,485	$0	$0	$629,334	$317,312,819
	> 80.00	$12,434,808	$0	$0	$0	$12,434,808
Total Ontario		$13,555,465,848	$9,379,283	$3,677,059	$6,590,412	$13,575,112,603

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$2,672,549	$0	$0	$0	$2,672,549
Island	20.01 - 25.00	$1,626,166	$0	$0	$0	$1,626,166
	25.01 - 30.00	$2,300,643	$0	$0	$0	$2,300,643
	30.01 - 35.00	$3,597,206	$0	$0	$0	$3,597,206
	35.01 - 40.00	$2,898,232	$0	$0	$0	$2,898,232
	40.01 - 45.00	$3,918,005	$0	$0	$0	$3,918,005
	45.01 - 50.00	$6,079,860	$0	$0	$0	$6,079,860
	50.01 - 55.00	$6,653,944	$0	$0	$0	$6,653,944
	55.01 - 60.00	$8,577,554	$0	$0	$72,696	$8,650,250
	60.01 - 65.00	$10,395,463	$0	$146,637	$0	$10,542,100
	65.01 - 70.00	$9,989,104	$0	$0	$0	$9,989,104
	70.01 - 75.00	$3,133,849	$0	$200,835	$0	$3,334,684
	75.01 - 80.00	$88,804	$0	$0	$0	$88,804
	> 80.00	$0	$0	$0	$0	$0
Total Prince Edward Island		$61,931,378	$0	$347,472	$72,696	$62,351,546

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$85,448,937	$0	$0	$39,236	$85,488,173
	20.01 - 25.00	$53,737,679	$0	$0	$0	$53,737,679
	25.01 - 30.00	$72,307,566	$0	$111,495	$0	$72,419,061
	30.01 - 35.00	$88,471,743	$0	$0	$0	$88,471,743
	35.01 - 40.00	$109,139,654	$0	$0	$570,816	$109,710,470
	40.01 - 45.00	$151,138,887	$0	$0	$0	$151,138,887
	45.01 - 50.00	$180,942,311	$193,909	$244,196	$212,467	$181,592,884
	50.01 - 55.00	$215,367,089	$61,435	$112,116	$0	$215,540,641
	55.01 - 60.00	$246,868,599	$0	$144,649	$219,232	$247,232,479
	60.01 - 65.00	$290,605,612	$95,735	$95,846	$136,169	$290,933,363
	65.01 - 70.00	$309,352,574	$143,328	$66,403	$0	$309,562,304
	70.01 - 75.00	$317,518,672	$0	$0	$161,643	$317,680,314
	75.01 - 80.00	$248,068,741	$0	$0	$303,677	$248,372,418
	> 80.00	$69,437,866	$0	$0	$0	$69,437,866
Total Quebec		$2,438,405,931	$494,408	$774,705	$1,643,240	$2,441,318,283

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$21,041,239	$0	$0	$0	$21,041,239
	20.01 - 25.00	$19,436,035	$0	$0	$0	$19,436,035
	25.01 - 30.00	$25,048,660	$0	$182,144	$0	$25,230,804
	30.01 - 35.00	$37,996,075	$0	$0	$0	$37,996,075
	35.01 - 40.00	$48,842,959	$148,538	$0	$0	$48,991,498
	40.01 - 45.00	$57,968,470	$0	$0	$0	$57,968,470
	45.01 - 50.00	$84,354,311	$0	$0	$101,343	$84,455,655
	50.01 - 55.00	$111,280,702	$0	$0	$202,365	$111,483,067
	55.01 - 60.00	$145,366,602	$0	$0	$0	$145,366,602
	60.01 - 65.00	$189,294,751	$244,450	$271,913	$126,183	$189,937,297
	65.01 - 70.00	$210,459,627	$179,304	$0	$295,650	$210,934,580
	70.01 - 75.00	$154,815,086	$481,095	$0	$320,272	$155,616,453
	75.01 - 80.00	$38,168,436	$0	$0	$0	$38,168,436
	> 80.00	$0	$0	$0	$0	$0
Total Saskatchewan		$1,144,072,955	$1,053,388	$454,057	$1,045,813	$1,146,626,212

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$439,510	$0	$0	$0	$439,510
	20.01 - 25.00	$950,707	$0	$0	$0	$950,707
	25.01 - 30.00	$935,617	$0	$0	$0	$935,617
	30.01 - 35.00	$2,623,175	$0	$0	$0	$2,623,175
	35.01 - 40.00	$1,877,651	$0	$0	$0	$1,877,651
	40.01 - 45.00	$2,051,617	$0	$0	$0	$2,051,617
	45.01 - 50.00	$3,456,094	$0	$0	$0	$3,456,094
	50.01 - 55.00	$1,873,841	$0	$0	$0	$1,873,841
	55.01 - 60.00	$3,638,560	$0	$0	$0	$3,638,560
	60.01 - 65.00	$10,725,159	$0	$0	$0	$10,725,159
	65.01 - 70.00	$9,749,570	$0	$0	$0	$9,749,570
	70.01 - 75.00	$4,145,545	$0	$0	$0	$4,145,545
	75.01 - 80.00	$1,842,004	$0	$0	$0	$1,842,004
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$44,309,049	$0	$0	$0	$44,309,049

Grand Total		$35,826,828,655	$27,530,159	$11,681,713	$30,066,181	$35,896,106,709

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.49	0.00	0.00	0.00	0.49
	20.01 - 25.00	0.35	0.00	0.00	0.00	0.35
	25.01 - 30.00	0.51	0.00	0.00	0.00	0.51
	30.01 - 35.00	0.62	0.00	0.00	0.00	0.62
	35.01 - 40.00	0.75	0.00	0.00	0.00	0.75
	40.01 - 45.00	0.96	0.00	0.00	0.00	0.96
	45.01 - 50.00	1.22	0.00	0.00	0.00	1.22
	50.01 - 55.00	1.56	0.00	0.00	0.00	1.56
	55.01 - 60.00	2.18	0.00	0.00	0.00	2.18
	60.01 - 65.00	2.80	0.00	0.00	0.00	2.80
	65.01 - 70.00	2.77	0.00	0.00	0.00	2.78
	70.01 - 75.00	1.45	0.00	0.00	0.00	1.46
	75.01 - 80.00	0.40	0.00	0.00	0.00	0.40
	> 80.00	0.03	0.00	0.00	0.00	0.03
Total Alberta		16.09	0.01	0.00	0.01	16.11

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	1.27	0.00	0.00	0.00	1.27
	20.01 - 25.00	0.86	0.00	0.00	0.00	0.86
	25.01 - 30.00	1.13	0.00	0.00	0.00	1.13
	30.01 - 35.00	1.51	0.00	0.00	0.00	1.51
	35.01 - 40.00	1.83	0.00	0.00	0.00	1.83
	40.01 - 45.00	2.29	0.00	0.00	0.00	2.29
	45.01 - 50.00	2.81	0.00	0.00	0.01	2.82
	50.01 - 55.00	3.52	0.01	0.00	0.01	3.53
	55.01 - 60.00	3.97	0.00	0.00	0.00	3.98
	60.01 - 65.00	3.94	0.00	0.00	0.01	3.95
	65.01 - 70.00	3.54	0.00	0.00	0.00	3.55
	70.01 - 75.00	2.10	0.00	0.00	0.00	2.11
	75.01 - 80.00	0.56	0.00	0.00	0.00	0.56
	> 80.00	0.11	0.00	0.00	0.00	0.11
Total British Columbia		29.42	0.03	0.01	0.04	29.50

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.09	0.00	0.00	0.00	0.09
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.08	0.00	0.00	0.00	0.08
	30.01 - 35.00	0.11	0.00	0.00	0.00	0.11
	35.01 - 40.00	0.13	0.00	0.00	0.00	0.13
	40.01 - 45.00	0.15	0.00	0.00	0.00	0.15
	45.01 - 50.00	0.21	0.00	0.00	0.00	0.21
	50.01 - 55.00	0.29	0.00	0.00	0.00	0.29
	55.01 - 60.00	0.33	0.00	0.00	0.00	0.33
	60.01 - 65.00	0.44	0.00	0.00	0.00	0.44
	65.01 - 70.00	0.50	0.00	0.00	0.00	0.51
	70.01 - 75.00	0.47	0.00	0.00	0.00	0.47
	75.01 - 80.00	0.25	0.00	0.00	0.00	0.25
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Manitoba		3.12	0.00	0.00	0.00	3.13

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.03	0.00	0.00	0.00	0.03
	40.01 - 45.00	0.04	0.00	0.00	0.00	0.04
	45.01 - 50.00	0.06	0.00	0.00	0.00	0.06
	50.01 - 55.00	0.09	0.00	0.00	0.00	0.09
	55.01 - 60.00	0.11	0.00	0.00	0.00	0.11
	60.01 - 65.00	0.13	0.00	0.00	0.00	0.14
	65.01 - 70.00	0.13	0.00	0.00	0.00	0.14
	70.01 - 75.00	0.05	0.00	0.00	0.00	0.05
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.76	0.00	0.00	0.00	0.76

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.03	0.00	0.00	0.00	0.03
Labrador	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.03	0.00	0.00	0.00	0.03
	40.01 - 45.00	0.04	0.00	0.00	0.00	0.04
	45.01 - 50.00	0.06	0.00	0.00	0.00	0.06
	50.01 - 55.00	0.07	0.00	0.00	0.00	0.07
	55.01 - 60.00	0.09	0.00	0.00	0.00	0.09
	60.01 - 65.00	0.13	0.00	0.00	0.00	0.13
	65.01 - 70.00	0.13	0.00	0.00	0.00	0.13
	70.01 - 75.00	0.06	0.00	0.00	0.00	0.06
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.70	0.00	0.00	0.00	0.70

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.02	0.00	0.00	0.00	0.02

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.06	0.00	0.00	0.00	0.06
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.06	0.00	0.00	0.00	0.06
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.10	0.00	0.00	0.00	0.10
	50.01 - 55.00	0.15	0.00	0.00	0.00	0.15
	55.01 - 60.00	0.18	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.22	0.00	0.00	0.00	0.22
	65.01 - 70.00	0.26	0.00	0.00	0.00	0.26
	70.01 - 75.00	0.20	0.00	0.00	0.00	0.20
	75.01 - 80.00	0.13	0.00	0.00	0.00	0.13
	> 80.00	0.04	0.00	0.00	0.00	0.04
Total Nova Scotia		1.65	0.00	0.00	0.00	1.66

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	1.73	0.00	0.00	0.00	1.74
	20.01 - 25.00	1.20	0.00	0.00	0.00	1.20
	25.01 - 30.00	1.56	0.00	0.00	0.00	1.57
	30.01 - 35.00	2.07	0.00	0.00	0.00	2.08
	35.01 - 40.00	2.41	0.00	0.00	0.00	2.41
	40.01 - 45.00	2.98	0.00	0.00	0.00	2.98
	45.01 - 50.00	3.76	0.00	0.00	0.00	3.77
	50.01 - 55.00	4.66	0.00	0.00	0.00	4.66
	55.01 - 60.00	5.12	0.00	0.00	0.00	5.13
	60.01 - 65.00	4.46	0.00	0.00	0.00	4.46
	65.01 - 70.00	3.82	0.00	0.00	0.00	3.83
	70.01 - 75.00	3.07	0.00	0.00	0.00	3.07
	75.01 - 80.00	0.88	0.00	0.00	0.00	0.88
	> 80.00	0.03	0.00	0.00	0.00	0.03
Total Ontario		37.76	0.03	0.01	0.02	37.82

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.02	0.00	0.00	0.00	0.02
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.02	0.00	0.00	0.00	0.02
	60.01 - 65.00	0.03	0.00	0.00	0.00	0.03
	65.01 - 70.00	0.03	0.00	0.00	0.00	0.03
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.17	0.00	0.00	0.00	0.17

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.24	0.00	0.00	0.00	0.24
	20.01 - 25.00	0.15	0.00	0.00	0.00	0.15
	25.01 - 30.00	0.20	0.00	0.00	0.00	0.20
	30.01 - 35.00	0.25	0.00	0.00	0.00	0.25
	35.01 - 40.00	0.30	0.00	0.00	0.00	0.31
	40.01 - 45.00	0.42	0.00	0.00	0.00	0.42
	45.01 - 50.00	0.50	0.00	0.00	0.00	0.51
	50.01 - 55.00	0.60	0.00	0.00	0.00	0.60
	55.01 - 60.00	0.69	0.00	0.00	0.00	0.69
	60.01 - 65.00	0.81	0.00	0.00	0.00	0.81
	65.01 - 70.00	0.86	0.00	0.00	0.00	0.86
	70.01 - 75.00	0.88	0.00	0.00	0.00	0.88
	75.01 - 80.00	0.69	0.00	0.00	0.00	0.69
	> 80.00	0.19	0.00	0.00	0.00	0.19
Total Quebec		6.79	0.00	0.00	0.00	6.80

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.06	0.00	0.00	0.00	0.06
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.07	0.00	0.00	0.00	0.07
	30.01 - 35.00	0.11	0.00	0.00	0.00	0.11
	35.01 - 40.00	0.14	0.00	0.00	0.00	0.14
	40.01 - 45.00	0.16	0.00	0.00	0.00	0.16
	45.01 - 50.00	0.23	0.00	0.00	0.00	0.24
	50.01 - 55.00	0.31	0.00	0.00	0.00	0.31
	55.01 - 60.00	0.40	0.00	0.00	0.00	0.40
	60.01 - 65.00	0.53	0.00	0.00	0.00	0.53
	65.01 - 70.00	0.59	0.00	0.00	0.00	0.59
	70.01 - 75.00	0.43	0.00	0.00	0.00	0.43
	75.01 - 80.00	0.11	0.00	0.00	0.00	0.11
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		3.19	0.00	0.00	0.00	3.19

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.03	0.00	0.00	0.00	0.03
	65.01 - 70.00	0.03	0.00	0.00	0.00	0.03
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.12	0.00	0.00	0.00	0.12

Grand Total		99.81	0.08	0.03	0.08	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$1,877,287	0.01
	499 and below	$4,270,849	0.01
	500 - 539	$833,504	0.00
	540 - 559	$509,715	0.00
	560 - 579	$1,178,176	0.00
	580 - 599	$1,439,964	0.00
	600 - 619	$3,146,159	0.01
	620 - 639	$5,522,593	0.02
	640 - 659	$9,312,088	0.03
	660 - 679	$15,075,549	0.04
	680 - 699	$25,896,564	0.07
	700 - 719	$38,359,704	0.11
	720 - 739	$51,515,425	0.14
	740 - 759	$59,011,777	0.16
	760 - 779	$79,053,380	0.22
	780 - 799	$103,146,853	0.29
	800 and above	$1,038,266,597	2.89
Total		$1,438,416,185	4.01

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$568,909	0.00
	499 and below	$3,028,324	0.01
	500 - 539	$344,896	0.00
	540 - 559	$458,546	0.00
	560 - 579	$1,694,958	0.00
	580 - 599	$1,698,231	0.00
	600 - 619	$2,712,233	0.01
	620 - 639	$3,905,966	0.01
	640 - 659	$8,290,494	0.02
	660 - 679	$12,081,179	0.03
	680 - 699	$17,603,215	0.05
	700 - 719	$27,887,132	0.08
	720 - 739	$34,810,940	0.10
	740 - 759	$42,663,266	0.12
	760 - 779	$59,524,844	0.17
	780 - 799	$70,164,461	0.20
	800 and above	$705,409,107	1.97
Total		$992,846,700	2.77

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$1,327,172	0.00
	499 and below	$4,120,754	0.01
	500 - 539	$1,311,590	0.00
	540 - 559	$1,060,242	0.00
	560 - 579	$2,153,704	0.01
	580 - 599	$2,090,713	0.01
	600 - 619	$4,696,955	0.01
	620 - 639	$9,648,093	0.03
	640 - 659	$9,795,560	0.03
	660 - 679	$16,198,154	0.05
	680 - 699	$30,976,960	0.09
	700 - 719	$39,733,911	0.11
	720 - 739	$58,669,388	0.16
	740 - 759	$60,734,184	0.17
	760 - 779	$75,392,199	0.21
	780 - 799	$94,186,260	0.26
	800 and above	$902,198,781	2.51
Total		$1,314,294,621	3.66

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$1,575,087	0.00
	499 and below	$3,881,408	0.01
	500 - 539	$1,788,846	0.00
	540 - 559	$2,138,358	0.01
	560 - 579	$1,594,491	0.00
	580 - 599	$4,491,004	0.01
	600 - 619	$5,398,170	0.02
	620 - 639	$9,719,108	0.03
	640 - 659	$15,129,938	0.04
	660 - 679	$29,094,384	0.08
	680 - 699	$42,990,964	0.12
	700 - 719	$58,289,262	0.16
	720 - 739	$66,592,955	0.19
	740 - 759	$89,199,688	0.25
	760 - 779	$114,042,538	0.32
	780 - 799	$142,537,009	0.40
	800 and above	$1,132,794,282	3.16
Total		$1,721,257,492	4.80

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$2,553,650	0.01
	499 and below	$5,314,245	0.01
	500 - 539	$2,280,150	0.01
	540 - 559	$2,541,268	0.01
	560 - 579	$4,267,933	0.01
	580 - 599	$5,075,936	0.01
	600 - 619	$8,992,373	0.03
	620 - 639	$14,977,305	0.04
	640 - 659	$22,312,443	0.06
	660 - 679	$37,784,886	0.11
	680 - 699	$55,509,870	0.15
	700 - 719	$79,849,246	0.22
	720 - 739	$100,094,898	0.28
	740 - 759	$115,163,741	0.32
	760 - 779	$134,992,291	0.38
	780 - 799	$170,847,570	0.48
	800 and above	$1,290,847,132	3.60
Total		$2,053,404,939	5.72

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$431,586	0.00
	499 and below	$5,636,892	0.02
	500 - 539	$2,986,719	0.01
	540 - 559	$2,224,196	0.01
	560 - 579	$7,664,523	0.02
	580 - 599	$10,091,447	0.03
	600 - 619	$13,109,921	0.04
	620 - 639	$19,006,468	0.05
	640 - 659	$39,065,086	0.11
	660 - 679	$61,632,488	0.17
	680 - 699	$79,480,150	0.22
	700 - 719	$115,324,616	0.32
	720 - 739	$136,737,381	0.38
	740 - 759	$143,673,217	0.40
	760 - 779	$192,708,951	0.54
	780 - 799	$217,583,604	0.61
	800 and above	$1,521,193,037	4.24
Total		$2,568,550,280	7.16

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$978,947	0.00
	499 and below	$7,957,123	0.02
	500 - 539	$5,486,831	0.02
	540 - 559	$3,763,386	0.01
	560 - 579	$8,965,242	0.02
	580 - 599	$13,762,172	0.04
	600 - 619	$17,597,372	0.05
	620 - 639	$35,308,750	0.10
	640 - 659	$58,372,893	0.16
	660 - 679	$92,409,527	0.26
	680 - 699	$125,598,057	0.35
	700 - 719	$162,038,664	0.45
	720 - 739	$186,871,907	0.52
	740 - 759	$206,591,082	0.58
	760 - 779	$250,568,994	0.70
	780 - 799	$274,410,288	0.76
	800 and above	$1,782,732,700	4.97
Total		$3,233,413,938	9.01

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$907,379	0.00
	499 and below	$12,162,928	0.03
	500 - 539	$7,831,282	0.02
	540 - 559	$5,895,675	0.02
	560 - 579	$5,920,970	0.02
	580 - 599	$13,245,562	0.04
	600 - 619	$33,350,787	0.09
	620 - 639	$62,728,502	0.17
	640 - 659	$75,961,417	0.21
	660 - 679	$122,517,654	0.34
	680 - 699	$185,227,852	0.52
	700 - 719	$220,184,361	0.61
	720 - 739	$251,572,831	0.70
	740 - 759	$297,048,389	0.83
	760 - 779	$294,038,780	0.82
	780 - 799	$388,510,673	1.08
	800 and above	$2,077,024,329	5.79
Total		$4,054,129,370	11.29

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$1,504,903	0.00
	499 and below	$11,879,214	0.03
	500 - 539	$10,096,961	0.03
	540 - 559	$10,875,197	0.03
	560 - 579	$15,719,489	0.04
	580 - 599	$21,807,238	0.06
	600 - 619	$40,154,323	0.11
	620 - 639	$66,502,420	0.19
	640 - 659	$100,433,590	0.28
	660 - 679	$160,867,675	0.45
	680 - 699	$234,757,002	0.65
	700 - 719	$292,002,756	0.81
	720 - 739	$331,942,335	0.92
	740 - 759	$339,366,489	0.95
	760 - 779	$404,550,044	1.13
	780 - 799	$434,735,608	1.21
	800 and above	$2,233,858,228	6.22
Total		$4,711,053,473	13.12

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$120,752	0.00
	499 and below	$11,963,509	0.03
	500 - 539	$11,832,551	0.03
	540 - 559	$15,787,375	0.04
	560 - 579	$21,205,621	0.06
	580 - 599	$31,180,736	0.09
	600 - 619	$49,188,455	0.14
	620 - 639	$78,613,571	0.22
	640 - 659	$141,904,367	0.40
	660 - 679	$196,838,349	0.55
	680 - 699	$265,910,903	0.74
	700 - 719	$351,630,618	0.98
	720 - 739	$367,347,440	1.02
	740 - 759	$381,179,774	1.06
	760 - 779	$405,540,027	1.13
	780 - 799	$444,536,283	1.24
	800 and above	$2,085,811,847	5.81
Total		$4,860,592,178	13.54

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$984,083	0.00
	499 and below	$9,784,966	0.03
	500 - 539	$17,966,271	0.05
	540 - 559	$15,852,502	0.04
	560 - 579	$20,212,877	0.06
	580 - 599	$35,344,390	0.10
	600 - 619	$52,294,372	0.15
	620 - 639	$87,795,958	0.24
	640 - 659	$148,867,431	0.41
	660 - 679	$233,329,081	0.65
	680 - 699	$303,247,757	0.84
	700 - 719	$330,210,097	0.92
	720 - 739	$406,852,163	1.13
	740 - 759	$384,588,027	1.07
	760 - 779	$396,147,824	1.10
	780 - 799	$386,792,953	1.08
	800 and above	$1,727,163,379	4.81
Total		$4,557,434,133	12.70

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$0	0.00
	499 and below	$4,238,986	0.01
	500 - 539	$7,539,923	0.02
	540 - 559	$6,307,612	0.02
	560 - 579	$14,950,738	0.04
	580 - 599	$19,649,216	0.05
	600 - 619	$35,470,476	0.10
	620 - 639	$71,483,303	0.20
	640 - 659	$128,563,714	0.36
	660 - 679	$186,635,219	0.52
	680 - 699	$243,512,693	0.68
	700 - 719	$283,859,362	0.79
	720 - 739	$292,207,953	0.81
	740 - 759	$295,000,129	0.82
	760 - 779	$279,284,502	0.78
	780 - 799	$286,156,066	0.80
	800 and above	$990,540,958	2.76
Total		$3,145,400,850	8.76

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$180,254	0.00
	499 and below	$1,999,558	0.01
	500 - 539	$4,040,310	0.01
	540 - 559	$2,466,087	0.01
	560 - 579	$3,952,566	0.01
	580 - 599	$8,135,486	0.02
	600 - 619	$11,890,809	0.03
	620 - 639	$26,813,242	0.07
	640 - 659	$44,448,989	0.12
	660 - 679	$76,886,707	0.21
	680 - 699	$98,108,202	0.27
	700 - 719	$101,495,819	0.28
	720 - 739	$115,011,494	0.32
	740 - 759	$113,046,689	0.31
	760 - 779	$104,723,124	0.29
	780 - 799	$90,678,651	0.25
	800 and above	$291,218,847	0.81
Total		$1,095,096,836	3.05

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/27/2015

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
	Score Unavailable	$0	0.00
> 80.00	499 and below	$154,453	0.00
	500 - 539	$688,443	0.00
	540 - 559	$180,426	0.00
	560 - 579	$321,549	0.00
	580 - 599	$1,519,019	0.00
	600 - 619	$1,527,221	0.00
	620 - 639	$4,606,486	0.01
	640 - 659	$7,790,864	0.02
	660 - 679	$10,265,455	0.03
	680 - 699	$18,787,369	0.05
	700 - 719	$23,177,452	0.06
	720 - 739	$20,392,654	0.06
	740 - 759	$16,491,074	0.05
	760 - 779	$16,449,746	0.05
	780 - 799	$8,771,784	0.02
	800 and above	$19,091,718	0.05
Total		$150,215,715	0.42

Grand Total		$35,896,106,709	100.00

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix Housing Price Index Methodology

Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property.  This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - February 27, 2015	Page 21 of 21